Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012
U.S. Pension Plans
Defined benefit plan, net period benefit cost:
Service cost	$ 2	$ 1
Interest cost	9	8
Expected return on plan assets	(12)	(12)
Amortization of net actuarial loss	2	4
Net periodic benefit cost	1	1
Amortization of net actuarial loss expected over current fiscal year	9
Minimum required contributions to pension plans for fiscal year 2014	25
Employer contributions	3
Non-U.S. Pension Plans
Defined benefit plan, net period benefit cost:
Service cost	2	2
Interest cost	14	13
Expected return on plan assets	(18)	(16)
Amortization of net actuarial loss	3	2
Net periodic benefit cost	1	1
Amortization of net actuarial loss expected over current fiscal year	12
Minimum required contributions to pension plans for fiscal year 2014	28
Employer contributions	$ 8